Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Commitments and Contingencies
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease payments receivable	$ 795,552
Not later than one year
Commitments and Contingencies
Future gross minimum lease payments receivable	262,951
Later than one year and not later than two years
Commitments and Contingencies
Future gross minimum lease payments receivable	197,583
Later than two years and not later than three years
Commitments and Contingencies
Future gross minimum lease payments receivable	120,904
Later than three years and not later than four years
Commitments and Contingencies
Future gross minimum lease payments receivable	96,536
Later than four years and not later than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	86,173
More than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 31,405